UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02368

Name of Registrant:	Vanguard Fixed Income Securities Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Natalie Lamarque, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2025—January 31, 2026

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Real Estate II Index Fund Institutional Plus Shares - VRTPX

Vanguard GNMA Fund Investor Shares - VFIIX

Vanguard GNMA Fund Admiral™ Shares - VFIJX

Vanguard Real Estate II Index Fund
Institutional Plus Shares (VRTPX)
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard Real Estate II Index Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$8	0.08%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund performed in line with its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  Nine of the benchmark’s 17 subsectors recorded positive returns for the 12-month period. Health care REITs—which returned just over 32%—contributed the most to performance. Retail REITs and industrial REITs were also top performers. Office REITs and multifamily residential REITs detracted the most.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 26, 2017, Through January 31, 2026
Initial Investment of $100,000,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/26/2017)
Institutional Plus Shares	4.22%	5.23%	5.09%
Real Estate Spliced Index	4.31%	5.31%	5.16%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.34%	13.50%	14.16%
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$9,882
Number of Portfolio Holdings	152
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$153
Portfolio Composition % of Net Assets (as of January 31, 2026)
Data Center REITs	9.1%
Health Care REITs	15.5%
Industrial REITs	11.4%
Multi-Family Residential REITs	7.2%
Other Specialized REITs	6.3%
Real Estate Services	8.5%
Retail REITs	14.0%
Self-Storage REITs	5.6%
Single-Family Residential REITs	3.6%
Telecom Tower REITs	9.2%
Other Assets and Liabilities—Net	9.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR2023

Vanguard GNMA Fund
Investor Shares (VFIIX)
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$22	0.21%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury note fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.
  Selection within 30-year GNMA securities drove the majority of the Fund’s relative underperformance. An allocation to collateralized mortgage obligations and the Fund’s positioning along the yield curve both added value.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Investor Shares	7.59%	0.30%	1.42%
Bloomberg U.S. GNMA Bond Index	8.10%	0.38%	1.44%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$11,161
Number of Portfolio Holdings	138
Portfolio Turnover Rate	415%
Total Investment Advisory Fees (in thousands)	$1,344
Distribution by Stated Maturity % of Net Asset (as of January 31, 2026)
0 - 5 Years	1.8%
5 - 10 Years	1.7%
10 - 15 Years	4.7%
15 - 20 Years	12.1%
20 - 25 Years	33.9%
Over 25 Years	50.0%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(6.3%)
Other Assets and Liabilities—Net	2.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR36

Vanguard GNMA Fund
Admiral™ Shares (VFIJX)
Annual Shareholder Report | January 31, 2026

This annual shareholder report contains important information about Vanguard GNMA Fund (the "Fund") for the period of February 1, 2025, to January 31, 2026. You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$11	0.11%
How did the Fund perform during the reporting period?
  For the 12 months ended January 31, 2026, the Fund underperformed its benchmark.
  The first part of the period was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the 12 months, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Federal Reserve each cut interest rates three times, while the Bank of England lowered rates four times.
  U.S. Treasury yields ended the period lower for all but the longest-dated maturities. The yield on the 2-year U.S. Treasury note fell 0.67 percentage points to end the period at 3.52%, while the yield on the bellwether 10-year U.S. Treasury note declined a more modest 0.30 percentage points to finish at 4.24%.
  Selection within 30-year GNMA securities drove the majority of the Fund’s relative underperformance. An allocation to collateralized mortgage obligations and the Fund’s positioning along the yield curve both added value.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: January 31, 2016, Through January 31, 2026
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	7.69%	0.40%	1.52%
Bloomberg U.S. GNMA Bond Index	8.10%	0.38%	1.44%
Bloomberg U.S. Aggregate Bond Index	6.85%	-0.20%	1.88%
Fund Statistics (as of January 31, 2026)
Fund Net Assets (in millions)	$11,161
Number of Portfolio Holdings	138
Portfolio Turnover Rate	415%
Total Investment Advisory Fees (in thousands)	$1,344
Distribution by Stated Maturity % of Net Asset (as of January 31, 2026)
0 - 5 Years	1.8%
5 - 10 Years	1.7%
10 - 15 Years	4.7%
15 - 20 Years	12.1%
20 - 25 Years	33.9%
Over 25 Years	50.0%
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	(6.3%)
Other Assets and Liabilities—Net	2.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities through its wholly-owned subsidiaries, Vanguard Capital Management, LLC and Vanguard Portfolio Management, LLC.
This is a summary of certain changes to the Fund since January 31, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 31, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2026 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR536

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended January 31, 2026	Fiscal Year Ended January 31, 2025
(a) Audit Fees.	$480,000	$452,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$480,000	$452,000

(e)        (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)          For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)        Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended January 31, 2026	Fiscal Year Ended January 31, 2025
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,960,022	$3,664,500
Tax Fees.	$1,772,928	$1,898,992
All Other Fees.	$25,000	$25,000
Total.	$5,757,950	$5,588,492

(h)        For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 ("Exchange Act"). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended January 31, 2026
Vanguard Real Estate Index Funds
Vanguard Real Estate Index Fund
Vanguard Real Estate II Index Fund

Contents
Real Estate Index Fund	1
Real Estate II Index Fund	17
Report of Independent Registered Public Accounting Firm	29
Tax information	30

Real Estate Index Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (92.0%)
Data Center REITs (7.8%)
	Equinix Inc.	3,651,762	2,997,841
	Digital Realty Trust Inc.	12,726,194	2,111,912
			5,109,753
Diversified REITs (1.7%)
	WP Carey Inc.	8,171,683	569,975
	Essential Properties Realty Trust Inc.	7,392,423	224,434
	Broadstone Net Lease Inc.	7,056,295	130,612
	Global Net Lease Inc.	7,424,242	70,233
	Alexander & Baldwin Inc.	2,715,362	56,317
	American Assets Trust Inc.	1,825,952	32,977
	CTO Realty Growth Inc.	1,226,341	21,792
	Armada Hoffler Properties Inc.	2,997,626	20,893
	Gladstone Commercial Corp.	1,741,595	20,290
			1,147,523
Health Care REITs (13.1%)
	Welltower Inc.	24,695,002	4,651,551
	Ventas Inc.	16,958,404	1,317,159
	Omega Healthcare Investors Inc.	11,007,991	483,031
	Healthpeak Properties Inc.	25,932,191	447,071
	Alexandria Real Estate Equities Inc.	5,809,455	317,429
	CareTrust REIT Inc.	8,333,014	311,155
	American Healthcare REIT Inc.	6,290,781	295,100
	Healthcare Realty Trust Inc. Class A	12,463,149	209,256
	Sabra Health Care REIT Inc.	8,946,602	167,570
	National Health Investors Inc.	1,771,007	145,435
[1]	Medical Properties Trust Inc.	15,253,710	76,574
	LTC Properties Inc.	1,720,038	62,730
	Sila Realty Trust Inc.	2,057,022	50,088
	Diversified Healthcare Trust	6,307,933	36,649
	Universal Health Realty Income Trust	491,810	19,540
	Community Healthcare Trust Inc.	1,059,811	18,313
	Global Medical REIT Inc.	473,993	16,372
			8,625,023
Hotel & Resort REITs (1.8%)
	Host Hotels & Resorts Inc.	25,655,956	475,405
	Ryman Hospitality Properties Inc.	2,232,822	211,448
	Apple Hospitality REIT Inc.	8,399,518	97,770
	Park Hotels & Resorts Inc.	7,459,605	81,533
	DiamondRock Hospitality Co.	7,649,494	70,222
	Sunstone Hotel Investors Inc.	6,733,055	59,049
	Xenia Hotels & Resorts Inc.	3,573,815	52,714
	Pebblebrook Hotel Trust	4,422,765	50,508
	RLJ Lodging Trust	5,074,940	37,707
	Summit Hotel Properties Inc.	4,058,967	17,941
	Chatham Lodging Trust	1,740,788	12,377
	Service Properties Trust	5,900,454	11,742
			1,178,416
Industrial REITs (9.8%)
	Prologis Inc.	34,652,779	4,524,267
	EastGroup Properties Inc.	1,990,337	361,525
	Rexford Industrial Realty Inc.	8,831,590	357,944
	First Industrial Realty Trust Inc.	4,940,527	286,699
	STAG Industrial Inc.	6,965,423	261,273
	Terreno Realty Corp.	3,853,966	237,173
	Americold Realty Trust Inc.	10,625,075	131,857
	LXP Industrial Trust	2,207,771	109,395
	Lineage Inc.	2,560,729	91,444
	Innovative Industrial Properties Inc.	1,044,810	50,485

Real Estate Index Fund
		Shares	Market Value• ($000)
	One Liberty Properties Inc.	602,767	12,990
			6,425,052
Multi-Family Residential REITs (6.3%)
	AvalonBay Communities Inc.	5,313,104	943,979
	Equity Residential	13,538,230	843,703
	Essex Property Trust Inc.	2,403,282	605,315
	Mid-America Apartment Communities Inc.	4,368,591	586,702
	UDR Inc.	11,746,463	436,381
	Camden Property Trust	3,987,328	434,818
	Independence Realty Trust Inc.	8,724,450	145,698
	Veris Residential Inc.	3,135,573	47,629
	Centerspace	625,270	40,186
	Apartment Investment & Management Co. Class A	5,048,469	29,685
	NexPoint Residential Trust Inc.	805,552	24,344
			4,138,440
Office REITs (2.3%)
	BXP Inc.	5,539,694	358,252
	Vornado Realty Trust	6,090,229	194,157
	Cousins Properties Inc.	6,269,352	158,238
	Kilroy Realty Corp.	4,193,024	144,575
	COPT Defense Properties	4,212,843	129,798
	SL Green Realty Corp.	2,649,690	118,653
	Highwoods Properties Inc.	4,032,130	104,231
	Douglas Emmett Inc.	6,250,022	66,000
	Piedmont Realty Trust Inc.	4,645,007	39,111
	JBG SMITH Properties	2,302,810	38,779
	Easterly Government Properties Inc. Class A	1,608,209	37,616
	Empire State Realty Trust Inc. Class A	5,349,679	35,468
	Peakstone Realty Trust	1,371,348	21,420
	Brandywine Realty Trust	6,464,879	18,296
*	Hudson Pacific Properties Inc.	2,026,337	17,467
	NET Lease Office Properties	523,654	10,217
*,2	New York REIT Liquidating LLC	1,208	3
			1,492,281
Other (14.5%)[3]
[4,5]	Vanguard Real Estate II Index Fund	436,700,972	9,546,283
Other Specialized REITs (5.4%)
	VICI Properties Inc. Class A	37,152,416	1,043,240
	Iron Mountain Inc.	11,020,842	1,015,350
	Gaming & Leisure Properties Inc.	10,560,803	472,596
	Lamar Advertising Co. Class A	3,204,005	411,106
	EPR Properties	2,839,601	154,020
	Millrose Properties Inc.	4,601,808	137,134
	Outfront Media Inc.	5,614,555	136,546
	Four Corners Property Trust Inc.	3,896,234	96,042
	Safehold Inc.	1,742,587	24,588
	Farmland Partners Inc.	1,564,428	18,163
	Gladstone Land Corp.	1,279,074	14,261
			3,523,046
Retail REITs (12.0%)
	Simon Property Group Inc.	12,182,677	2,330,668
	Realty Income Corp.	33,847,065	2,070,086
	Kimco Realty Corp.	25,270,260	532,697
	Regency Centers Corp.	6,436,158	469,003
	Federal Realty Investment Trust	3,057,527	309,299
	Brixmor Property Group Inc.	11,423,776	306,043
	Agree Realty Corp.	4,128,944	298,234
	NNN REIT Inc.	7,043,635	293,508
	Kite Realty Group Trust	8,203,974	192,711
	Macerich Co.	9,429,146	178,494
	Phillips Edison & Co. Inc.	4,686,718	169,800
	Tanger Inc.	4,222,452	138,159
	Acadia Realty Trust	4,887,962	97,808
	Urban Edge Properties	4,693,742	91,199
	Curbline Properties Corp.	3,533,519	85,688
	InvenTrust Properties Corp.	2,897,543	85,159
	Getty Realty Corp.	2,007,723	59,951

Real Estate Index Fund
		Shares	Market Value• ($000)
[1]	NETSTREIT Corp.	3,117,204	58,728
	Whitestone REIT	1,711,655	24,374
	Alexander's Inc.	85,941	21,047
	CBL & Associates Properties Inc.	578,308	20,703
	Saul Centers Inc.	499,650	15,854
	SITE Centers Corp.	1,853,569	11,344
			7,860,557
Self-Storage REITs (4.8%)
	Public Storage	5,892,276	1,627,388
	Extra Space Storage Inc.	7,920,208	1,092,751
	CubeSmart	8,367,719	314,040
	National Storage Affiliates Trust	2,721,281	86,564
	Smartstop Self Storage REIT Inc.	1,158,737	36,431
			3,157,174
Single-Family Residential REITs (3.1%)
	Sun Communities Inc.	4,670,184	595,121
	Invitation Homes Inc.	21,730,888	580,867
	Equity LifeStyle Properties Inc.	6,870,005	433,978
	American Homes 4 Rent Class A	12,435,906	389,493
	UMH Properties Inc.	3,007,524	47,008
			2,046,467
Telecom Tower REITs (8.0%)
	American Tower Corp.	17,472,540	3,132,477
	Crown Castle Inc.	16,249,352	1,410,606
	SBA Communications Corp.	4,006,767	737,686
			5,280,769
Timber REITs (1.4%)
	Weyerhaeuser Co.	26,923,064	694,077
	Rayonier Inc.	5,707,848	129,796
	PotlatchDeltic Corp.	2,741,683	114,410
			938,283
Total Equity Real Estate Investment Trusts (REITs) (Cost $57,527,028)			60,469,067
Real Estate Management & Development (7.7%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	1,404,559	92,968
*	Tejon Ranch Co.	750,306	12,072
	RMR Group Inc. Class A	589,562	8,932
			113,972
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	1,219,483	99,583
*	Forestar Group Inc.	760,463	19,787
			119,370
Real Estate Operating Companies (0.1%)
[1]	Landbridge Co. LLC Class A	709,224	40,752
	Kennedy-Wilson Holdings Inc.	4,118,687	40,569
*	Seritage Growth Properties Class A	1,376,364	4,542
			85,863
Real Estate Services (7.2%)
*	CBRE Group Inc. Class A	11,102,994	1,891,173
*	CoStar Group Inc.	15,733,267	967,596
*	Jones Lang LaSalle Inc.	1,767,976	632,776
*	Zillow Group Inc. Class C	6,235,473	393,022
*	Compass Inc. Class A	23,789,226	297,841
*	Opendoor Technologies Inc.	33,793,916	174,039
*	Cushman & Wakefield Ltd.	8,637,532	142,001
*	Zillow Group Inc. Class A	1,785,473	111,128
	Newmark Group Inc. Class A	5,509,060	98,226
[1]	eXp World Holdings Inc.	2,954,714	26,711
	Marcus & Millichap Inc.	946,805	25,753
			4,760,266
Total Real Estate Management & Development (Cost $4,333,405)			5,079,471

Real Estate Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[6,7] Vanguard Market Liquidity Fund, 3.704% (Cost $221,804)	2,218,376	221,837
Total Investments (100.0%) (Cost $62,082,237)		65,770,375
Other Assets and Liabilities—Net (0.0%)		(28,503)
Net Assets (100%)		65,741,872
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $76,781.
2	Security value determined using significant unobservable inputs.
3	“Other” represents securities that are not classified by the fund’s benchmark index.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Represents a wholly owned fund. See accompanying financial statements for Vanguard Real Estate II Index Fund's Schedule of Investments.
6	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
7	Collateral of $87,582 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
BXP Inc.	8/31/2026	BANA	4,858	(3.640)	43	—
CoStar Group Inc.	8/31/2026	BANA	4,936	(3.640)	—	(325)
CubeSmart	2/1/2027	GSI	5,480	(3.630)	—	(233)
eXp World Holdings Inc.	2/1/2027	GSI	5,262	(3.630)	—	(144)
Lamar Advertising Co. Class A	2/1/2027	GSI	4,648	(3.630)	—	(163)
Medical Properties Trust Inc.	2/1/2027	GSI	19,660	(3.630)	—	(561)
Realty Income Corp.	8/31/2026	BANA	16,308	(3.640)	273	—
VICI Properties Inc. Class A	8/31/2026	BANA	75,248	(4.340)	—	(1,162)
Welltower Inc.	8/31/2026	BANA	48,111	(3.640)	1,225	—
					1,541	(2,588)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $53,722,869)	56,002,255
Affiliated Issuers (Cost $221,804)	221,837
Vanguard Real Estate II Index Fund (Cost $8,137,564)	9,546,283
Total Investments in Securities	65,770,375
Investment in Vanguard	1,286
Cash	2,897
Cash Collateral Pledged—Over-the-Counter Swap Contracts	1,930
Receivables for Accrued Income	57,881
Receivables for Capital Shares Issued	27,307
Unrealized Appreciation—Over-the-Counter Swap Contracts	1,541
Total Assets	65,863,217
Liabilities
Payables for Investment Securities Purchased	11,034
Collateral for Securities on Loan	87,582
Payables for Capital Shares Redeemed	16,908
Payables to Vanguard	3,233
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,588
Total Liabilities	121,345
Net Assets	65,741,872
1 Includes $76,781 of securities on loan.
At January 31, 2026, net assets consisted of:

Paid-in Capital	67,906,043
Total Distributable Earnings (Loss)	(2,164,171)
Net Assets	65,741,872

Investor Shares—Net Assets
Applicable to 2,106,336 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	63,572
Net Asset Value Per Share—Investor Shares	$30.18

ETF Shares—Net Assets
Applicable to 384,622,535 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	34,927,930
Net Asset Value Per Share—ETF Shares	$90.81

Admiral™ Shares—Net Assets
Applicable to 158,233,283 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,365,196
Net Asset Value Per Share—Admiral Shares	$128.70

Institutional Shares—Net Assets
Applicable to 521,346,944 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,385,174
Net Asset Value Per Share—Institutional Shares	$19.92
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers	1,647,078
Dividends—Vanguard Real Estate II Index Fund	260,119
Interest—Unaffiliated Issuers	171
Interest—Affiliated Issuers	5,907
Securities Lending—Net	2,467
Total Income	1,915,742
Expenses
The Vanguard Group—Note C
Investment Advisory Services	1,208
Management and Administrative—Investor Shares	179
Management and Administrative—ETF Shares	35,319
Management and Administrative—Admiral Shares	21,611
Management and Administrative—Institutional Shares	8,791
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—ETF Shares	1,422
Marketing and Distribution—Admiral Shares	979
Marketing and Distribution—Institutional Shares	339
Custodian Fees	78
Auditing Fees	39
Shareholders’ Reports and Proxy Fees—Investor Shares	2
Shareholders’ Reports and Proxy Fees—ETF Shares	1,623
Shareholders’ Reports and Proxy Fees—Admiral Shares	359
Shareholders’ Reports and Proxy Fees—Institutional Shares	306
Trustees’ Fees and Expenses	38
Other Expenses	63
Total Expenses	72,359
Net Investment Income	1,843,383
Realized Net Gain (Loss)
Capital Gain Distributions Received—Unaffiliated Issuers	251,490
Capital Gain Distributions Received—Vanguard Real Estate II Index Fund	—
Investment Securities Sold—Unaffiliated Issuers[1]	453,464
Investment Securities Sold—Affiliated Issuers	34
Investment Securities Sold—Vanguard Real Estate II Index Fund	—
Swap Contracts	45,402
Realized Net Gain (Loss)	750,390
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(107,672)
Investment Securities—Affiliated Issuers	5
Investment Securities—Vanguard Real Estate II Index Fund	126,299
Swap Contracts	(5,752)
Change in Unrealized Appreciation (Depreciation)	12,880
Net Increase (Decrease) in Net Assets Resulting from Operations	2,606,653
1	Includes $1,590,580 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,843,383	1,819,064
Realized Net Gain (Loss)	750,390	931,611
Change in Unrealized Appreciation (Depreciation)	12,880	4,771,314
Net Increase (Decrease) in Net Assets Resulting from Operations	2,606,653	7,521,989
Distributions
Net Investment Income and/or Realized Capital Gains
Investor Shares	(2,015)	(2,305)
ETF Shares	(994,642)	(1,010,254)
Admiral Shares	(588,176)	(601,430)
Institutional Shares	(295,796)	(303,772)
Return of Capital
Investor Shares	(687)	(723)
ETF Shares	(322,800)	(317,245)
Admiral Shares	(192,134)	(188,864)
Institutional Shares	(95,970)	(95,392)
Total Distributions	(2,492,220)	(2,519,985)
Capital Share Transactions
Investor Shares	(15,896)	(13,347)
ETF Shares	(239,183)	217,195
Admiral Shares	(195,796)	(947,161)
Institutional Shares	232,526	(621,858)
Net Increase (Decrease) from Capital Share Transactions	(218,349)	(1,365,171)
Total Increase (Decrease)	(103,916)	3,636,833
Net Assets
Beginning of Period	65,845,788	62,208,955
End of Period	65,741,872	65,845,788
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$30.11	$27.89	$30.26	$35.37	$28.23
Investment Operations
Net Investment Income[1]	.813	.774	.787	.684	.602
Net Realized and Unrealized Gain (Loss) on Investments	.368	2.544	(2.036)	(4.766)	7.475
Total from Investment Operations	1.181	3.318	(1.249)	(4.082)	8.077
Distributions
Dividends from Net Investment Income	(.838)	(.836)	(.833)	(.686)	(.620)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.273)	(.262)	(.288)	(.342)	(.317)
Total Distributions	(1.111)	(1.098)	(1.121)	(1.028)	(.937)
Net Asset Value, End of Period	$30.18	$30.11	$27.89	$30.26	$35.37
Total Return[2]	4.04%	12.07%	-3.91%	-11.39%	28.73%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$64	$79	$86	$127	$196
Ratio of Total Expenses to Average Net Assets	0.26%	0.26%	0.26%	0.26%[3]	0.26%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.72%	2.62%	2.87%	2.18%	1.77%
Portfolio Turnover Rate[5]	7%	7%	9%	7%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.25%.
4	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$90.61	$83.94	$91.06	$106.44	$84.96
Investment Operations
Net Investment Income[1]	2.567	2.473	2.527	2.240	1.960
Net Realized and Unrealized Gain (Loss) on Investments	1.105	7.631	(6.154)	(14.394)	22.486
Total from Investment Operations	3.672	10.104	(3.627)	(12.154)	24.446
Distributions
Dividends from Net Investment Income	(2.620)	(2.613)	(2.595)	(2.152)	(1.943)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.852)	(.821)	(.898)	(1.074)	(1.023)
Total Distributions	(3.472)	(3.434)	(3.493)	(3.226)	(2.966)
Net Asset Value, End of Period	$90.81	$90.61	$83.94	$91.06	$106.44
Total Return	4.18%	12.22%	-3.81%	-11.25%	28.88%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$34,928	$35,127	$32,359	$36,825	$46,673
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[2]	0.12%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.85%	2.78%	3.07%	2.38%	1.90%
Portfolio Turnover Rate[4]	7%	7%	9%	7%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
3	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$128.41	$118.96	$129.05	$150.85	$120.40
Investment Operations
Net Investment Income[1]	3.630	3.495	3.613	3.201	2.761
Net Realized and Unrealized Gain (Loss) on Investments	1.580	10.820	(8.752)	(20.428)	31.890
Total from Investment Operations	5.210	14.315	(5.139)	(17.227)	34.651
Distributions
Dividends from Net Investment Income	(3.713)	(3.702)	(3.678)	(3.050)	(2.770)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(1.207)	(1.163)	(1.273)	(1.523)	(1.431)
Total Distributions	(4.920)	(4.865)	(4.951)	(4.573)	(4.201)
Net Asset Value, End of Period	$128.70	$128.41	$118.96	$129.05	$150.85
Total Return[2]	4.19%	12.22%	-3.75%	-11.26%	28.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,365	$20,511	$19,879	$22,110	$25,764
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.12%[3]	0.12%
Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.85%	2.77%	3.10%	2.41%	1.90%
Portfolio Turnover Rate[5]	7%	7%	9%	7%	7%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$19.88	$18.41	$19.97	$23.35	$18.64
Investment Operations
Net Investment Income[1]	.566	.542	.565	.500	.432
Net Realized and Unrealized Gain (Loss) on Investments	.240	1.685	(1.355)	(3.168)	4.933
Total from Investment Operations	.806	2.227	(.790)	(2.668)	5.365
Distributions
Dividends from Net Investment Income	(.578)	(.576)	(.572)	(.475)	(.432)
Distributions from Realized Capital Gains	—	—	—	—	—
Return of Capital	(.188)	(.181)	(.198)	(.237)	(.223)
Total Distributions	(.766)	(.757)	(.770)	(.712)	(.655)
Net Asset Value, End of Period	$19.92	$19.88	$18.41	$19.97	$23.35
Total Return	4.18%	12.28%	-3.73%	-11.27%	28.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,385	$10,128	$9,885	$10,610	$12,089
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.10%[2]	0.10%
Acquired Fund Fees and Expenses[3]	0.01%	0.01%	0.01%	—	—
Ratio of Net Investment Income to Average Net Assets	2.87%	2.78%	3.13%	2.43%	1.92%
Portfolio Turnover Rate[4]	7%	7%	9%	7%	7%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.10%.
3	For the fiscal year ended January 31, 2023, and January 31, 2022, the acquired fund fees and expenses were less than 0.01%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate Index Fund
Notes to Financial Statements
Vanguard Real Estate Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers four classes of shares: Investor Shares, ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
As a part of its principal investment strategy, the fund attempts to replicate its benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through a wholly owned subsidiary—in the stocks that make up the index. Vanguard Real Estate II Index Fund (“the Subsidiary”) is the wholly owned subsidiary in which the fund has invested a portion of its assets. Expenses of the Subsidiary are reflected in the Acquired Fund Fees and Expenses in the Financial Highlights. For additional financial information about the Subsidiary, refer to the accompanying financial statements.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in affiliated Vanguard funds are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the

Real Estate Index Fund
securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Income, capital gain, and return of capital distributions received from affiliated Vanguard funds are recorded on ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $1,286,000, representing less than 0.01% of the fund’s net assets and 0.51% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Real Estate Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	65,548,535	—	3	65,548,538
Temporary Cash Investments	221,837	—	—	221,837
Total	65,770,372	—	3	65,770,375

Derivative Financial Instruments
Assets
Swap Contracts	—	1,541	—	1,541
Liabilities
Swap Contracts	—	(2,588)	—	(2,588)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	1,594,318
Total Distributable Earnings (Loss)	(1,594,318)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,277,789
Capital Loss Carryforwards	(5,543,375)
Qualified Late-Year Losses	(6,052)
Other Temporary Differences	107,467
Total	(2,164,171)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	1,880,629	1,917,761
Long-Term Capital Gains	—	—
Return of Capital	611,591	602,224
Total	2,492,220	2,519,985
*	Includes short-term capital gains, if any.
As of January 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	62,492,586
Gross Unrealized Appreciation	11,116,314
Gross Unrealized Depreciation	(7,838,525)
Net Unrealized Appreciation (Depreciation)	3,277,789

Real Estate Index Fund
F.  During the year ended January 31, 2026, the fund purchased $4,498,430,000 of investment securities and sold $4,320,290,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $5,150,794,000 and $5,553,113,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2026, such purchases were $84,879,000 and sales were $5,970,000, resulting in net realized loss of $583,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital share transactions for each class of shares were:
	Year Ended January 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	6,582	220	7,055	239
Issued in Lieu of Cash Distributions	2,702	91	3,028	104
Redeemed	(25,180)	(843)	(23,430)	(805)
Net Increase (Decrease)—Investor Shares	(15,896)	(532)	(13,347)	(462)
ETF Shares
Issued	5,317,954	58,940	6,074,790	68,377
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,557,137)	(62,000)	(5,857,595)	(66,200)
Net Increase (Decrease)—ETF Shares	(239,183)	(3,060)	217,195	2,177
Admiral Shares
Issued	2,513,223	19,732	2,272,459	18,159
Issued in Lieu of Cash Distributions	689,253	5,454	699,132	5,607
Redeemed	(3,398,272)	(26,679)	(3,918,752)	(31,144)
Net Increase (Decrease)—Admiral Shares	(195,796)	(1,493)	(947,161)	(7,378)
Institutional Shares
Issued	1,564,689	79,308	1,697,501	88,687
Issued in Lieu of Cash Distributions	380,478	19,453	383,313	19,892
Redeemed	(1,712,641)	(87,009)	(2,702,672)	(135,862)
Net Increase (Decrease)—Institutional Shares	232,526	11,752	(621,858)	(27,283)
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2026 Market Value ($000)
Vanguard Market Liquidity Fund	403,298	NA2	NA2	34	5	5,907	—	221,837
Vanguard Real Estate II Index Fund	9,159,864	346,106	—	—	126,299	260,119	—	9,546,283
Total	9,563,162	346,106	—	34	126,304	266,026	—	9,768,120
1	Does not include adjustments related to return of capital.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Real Estate Index Fund
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Real Estate II Index Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Equity Real Estate Investment Trusts (REITs) (90.4%)
Data Center REITs (9.1%)
	Equinix Inc.	642,302	527,285
	Digital Realty Trust Inc.	2,238,435	371,468
			898,753
Diversified REITs (2.0%)
	WP Carey Inc.	1,437,488	100,265
	Essential Properties Realty Trust Inc.	1,299,903	39,465
	Broadstone Net Lease Inc.	1,240,744	22,966
	Global Net Lease Inc.	1,304,003	12,336
	Alexander & Baldwin Inc.	477,263	9,898
	American Assets Trust Inc.	320,745	5,793
	CTO Realty Growth Inc.	215,921	3,837
	Armada Hoffler Properties Inc.	529,009	3,687
	Gladstone Commercial Corp.	305,771	3,562
			201,809
Health Care REITs (15.5%)
	Welltower Inc.	4,389,616	826,828
	Ventas Inc.	2,982,855	231,678
	Omega Healthcare Investors Inc.	1,936,555	84,976
	Healthpeak Properties Inc.	4,561,858	78,646
	Alexandria Real Estate Equities Inc.	1,022,008	55,843
	CareTrust REIT Inc.	1,466,431	54,757
	American Healthcare REIT Inc.	1,106,038	51,884
	Healthcare Realty Trust Inc. Class A	2,191,204	36,790
	Sabra Health Care REIT Inc.	1,573,184	29,466
	National Health Investors Inc.	311,518	25,582
[1]	Medical Properties Trust Inc.	3,352,071	16,827
	LTC Properties Inc.	302,371	11,028
	Sila Realty Trust Inc.	361,705	8,808
	Diversified Healthcare Trust	1,106,873	6,431
	Universal Health Realty Income Trust	86,210	3,425
	Community Healthcare Trust Inc.	186,765	3,227
	Global Medical REIT Inc.	83,997	2,901
			1,529,097
Hotel & Resort REITs (2.1%)
	Host Hotels & Resorts Inc.	4,513,292	83,631
	Ryman Hospitality Properties Inc.	392,605	37,180
	Apple Hospitality REIT Inc.	1,475,516	17,175
	DiamondRock Hospitality Co.	1,344,951	12,347
	Sunstone Hotel Investors Inc.	1,183,074	10,375
	Park Hotels & Resorts Inc.	913,682	9,986
	Xenia Hotels & Resorts Inc.	628,396	9,269
	Pebblebrook Hotel Trust	778,086	8,886
	RLJ Lodging Trust	891,863	6,626
	Summit Hotel Properties Inc.	713,955	3,156
	Chatham Lodging Trust	307,887	2,189
	Service Properties Trust	1,052,109	2,094
			202,914
Industrial REITs (11.4%)
	Prologis Inc.	6,095,048	795,770
	EastGroup Properties Inc.	350,204	63,611
	Rexford Industrial Realty Inc.	1,553,926	62,981
	First Industrial Realty Trust Inc.	869,058	50,431
	STAG Industrial Inc.	1,224,859	45,945
	Terreno Realty Corp.	677,678	41,704
	Americold Realty Trust Inc.	1,868,071	23,183
	LXP Industrial Trust	388,075	19,229
	Lineage Inc.	450,298	16,080
	Innovative Industrial Properties Inc.	183,899	8,886

Real Estate II Index Fund
		Shares	Market Value• ($000)
	One Liberty Properties Inc.	106,089	2,286
			1,130,106
Multi-Family Residential REITs (7.2%)
	AvalonBay Communities Inc.	934,625	166,055
	Equity Residential	2,381,590	148,421
	Essex Property Trust Inc.	422,755	106,479
	Mid-America Apartment Communities Inc.	626,471	84,135
	UDR Inc.	2,066,469	76,769
	Camden Property Trust	701,471	76,495
	Independence Realty Trust Inc.	1,533,694	25,613
	Veris Residential Inc.	550,816	8,367
	Centerspace	109,718	7,052
	Apartment Investment & Management Co. Class A	887,753	5,220
	NexPoint Residential Trust Inc.	141,962	4,290
			708,896
Office REITs (2.7%)
	BXP Inc.	987,804	63,881
	Vornado Realty Trust	1,070,763	34,136
	Cousins Properties Inc.	1,101,646	27,806
	Kilroy Realty Corp.	737,112	25,416
	COPT Defense Properties	740,902	22,827
	SL Green Realty Corp.	465,806	20,859
	Highwoods Properties Inc.	708,955	18,326
	Douglas Emmett Inc.	1,098,133	11,596
	Piedmont Realty Trust Inc.	815,209	6,864
	JBG SMITH Properties	404,402	6,810
	Easterly Government Properties Inc. Class A	282,242	6,602
	Empire State Realty Trust Inc. Class A	940,488	6,235
	Peakstone Realty Trust	241,471	3,772
	Brandywine Realty Trust	1,150,129	3,255
*	Hudson Pacific Properties Inc.	354,095	3,052
	NET Lease Office Properties	92,266	1,800
			263,237
Other Specialized REITs (6.3%)
	VICI Properties Inc. Class A	6,533,789	183,469
	Iron Mountain Inc.	1,938,544	178,598
	Gaming & Leisure Properties Inc.	1,857,749	83,134
	Lamar Advertising Co. Class A	569,815	73,113
	EPR Properties	499,323	27,083
	Millrose Properties Inc.	809,130	24,112
	Outfront Media Inc.	987,260	24,010
	Four Corners Property Trust Inc.	684,841	16,881
	Safehold Inc.	306,121	4,319
	Farmland Partners Inc.	274,291	3,185
	Gladstone Land Corp.	227,043	2,532
			620,436
Retail REITs (14.0%)
	Simon Property Group Inc.	2,142,783	409,936
	Realty Income Corp.	6,000,925	367,017
	Kimco Realty Corp.	4,445,900	93,720
	Regency Centers Corp.	1,132,255	82,507
	Federal Realty Investment Trust	537,780	54,402
	Brixmor Property Group Inc.	2,008,250	53,801
	Agree Realty Corp.	726,144	52,449
	NNN REIT Inc.	1,238,583	51,612
	Kite Realty Group Trust	1,442,289	33,879
	Macerich Co.	1,657,886	31,384
	Phillips Edison & Co. Inc.	824,122	29,858
	Tanger Inc.	742,456	24,293
	Acadia Realty Trust	859,387	17,196
	Urban Edge Properties	824,562	16,021
	Curbline Properties Corp.	621,028	15,060
	InvenTrust Properties Corp.	509,031	14,960
	Getty Realty Corp.	352,904	10,538
[1]	NETSTREIT Corp.	546,977	10,305
	Whitestone REIT	301,293	4,290
	Alexander's Inc.	15,147	3,710
	CBL & Associates Properties Inc.	101,421	3,631

Real Estate II Index Fund
		Shares	Market Value• ($000)
	Saul Centers Inc.	87,893	2,789
	SITE Centers Corp.	330,318	2,022
			1,385,380
Self-Storage REITs (5.6%)
	Public Storage	1,036,438	286,254
	Extra Space Storage Inc.	1,393,199	192,220
	CubeSmart	1,496,119	56,149
	National Storage Affiliates Trust	478,512	15,222
	Smartstop Self Storage REIT Inc.	203,538	6,399
			556,244
Single-Family Residential REITs (3.6%)
	Sun Communities Inc.	821,516	104,686
	Invitation Homes Inc.	3,822,696	102,181
	Equity LifeStyle Properties Inc.	1,208,656	76,351
	American Homes 4 Rent Class A	2,187,835	68,523
	UMH Properties Inc.	528,504	8,260
			360,001
Telecom Tower REITs (9.2%)
	American Tower Corp.	2,978,214	533,934
	Crown Castle Inc.	2,858,158	248,117
	SBA Communications Corp.	704,763	129,754
			911,805
Timber REITs (1.7%)
	Weyerhaeuser Co.	4,736,047	122,095
	Rayonier Inc.	1,003,652	22,823
	PotlatchDeltic Corp.	481,619	20,098
			165,016
Total Equity Real Estate Investment Trusts (REITs) (Cost $7,508,316)			8,933,694
Real Estate Management & Development (9.1%)
Diversified Real Estate Activities (0.2%)
	St. Joe Co.	247,007	16,349
*	Tejon Ranch Co.	132,308	2,129
	RMR Group Inc. Class A	104,238	1,579
			20,057
Real Estate Development (0.2%)
*	Howard Hughes Holdings Inc.	214,417	17,509
*	Forestar Group Inc.	132,956	3,460
			20,969
Real Estate Operating Companies (0.2%)
[1]	Landbridge Co. LLC Class A	124,614	7,160
	Kennedy-Wilson Holdings Inc.	722,475	7,117
*	Seritage Growth Properties Class A	243,102	802
			15,079
Real Estate Services (8.5%)
*	CBRE Group Inc. Class A	1,953,153	332,681
*	CoStar Group Inc.	2,780,717	171,014
*	Jones Lang LaSalle Inc.	311,085	111,341
*	Zillow Group Inc. Class C	1,078,952	68,006
*	Compass Inc. Class A	4,182,041	52,359
*	Opendoor Technologies Inc.	5,942,188	30,602
*	Cushman & Wakefield Ltd.	1,518,925	24,971
*	Zillow Group Inc. Class A	332,392	20,688
	Newmark Group Inc. Class A	967,968	17,259
	eXp World Holdings Inc.	617,827	5,585
	Marcus & Millichap Inc.	165,807	4,510
			839,016
Total Real Estate Management & Development (Cost $705,521)			895,121

Real Estate II Index Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3] Vanguard Market Liquidity Fund, 3.704% (Cost $59,301)	593,040	59,304
Total Investments (100.1%) (Cost $8,273,138)		9,888,119
Other Assets and Liabilities—Net (-0.1%)		(5,848)
Net Assets (100%)		9,882,271
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $10,777.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $11,995 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
American Tower Corp.	8/31/2026	BANA	17,049	(3.640)	139	—
Mid-America Apartment Communities Inc.	8/31/2026	BANA	19,164	(3.640)	118	—
Park Hotels & Resorts Inc.	2/1/2027	GSI	4,596	(3.630)	—	(231)
VICI Properties Inc. Class A	8/31/2026	BANA	13,275	(4.340)	—	(205)
					257	(436)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,213,837)	9,828,815
Affiliated Issuers (Cost $59,301)	59,304
Total Investments in Securities	9,888,119
Investment in Vanguard	228
Cash	460
Cash Collateral Pledged—Over-the-Counter Swap Contracts	260
Receivables for Accrued Income	10,092
Unrealized Appreciation—Over-the-Counter Swap Contracts	257
Total Assets	9,899,416
Liabilities
Payables for Investment Securities Purchased	4,105
Collateral for Securities on Loan	11,995
Payables for Capital Shares Redeemed	262
Payables to Vanguard	347
Unrealized Depreciation—Over-the-Counter Swap Contracts	436
Total Liabilities	17,145
Net Assets	9,882,271
1 Includes $10,777 of securities on loan.
At January 31, 2026, net assets consisted of:

Paid-in Capital	8,438,652
Total Distributable Earnings (Loss)	1,443,619
Net Assets	9,882,271

Net Assets
Applicable to 452,033,504 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,882,271
Net Asset Value Per Share	$21.86
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Dividends	285,015
Interest[1]	861
Securities Lending—Net	406
Total Income	286,282
Expenses
The Vanguard Group—Note C
Investment Advisory Services	153
Management and Administrative	7,228
Marketing and Distribution	143
Custodian Fees	53
Auditing Fees	39
Shareholders’ Reports and Proxy Fees	19
Trustees’ Fees and Expenses	6
Other Expenses	19
Total Expenses	7,660
Net Investment Income	278,622
Realized Net Gain (Loss)
Capital Gain Distributions Received	43,109
Investment Securities Sold[1]	(93,806)
Swap Contracts	(6,189)
Realized Net Gain (Loss)	(56,886)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	180,510
Swap Contracts	(570)
Change in Unrealized Appreciation (Depreciation)	179,940
Net Increase (Decrease) in Net Assets Resulting from Operations	401,676
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $830, $4, and $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	278,622	255,127
Realized Net Gain (Loss)	(56,886)	(27,643)
Change in Unrealized Appreciation (Depreciation)	179,940	810,997
Net Increase (Decrease) in Net Assets Resulting from Operations	401,676	1,038,481
Distributions
Net Investment Income and/or Realized Capital Gains	(268,452)	(262,200)
Return of Capital	(88,975)	(83,536)
Total Distributions	(357,427)	(345,736)
Capital Share Transactions
Issued	41,919	46,455
Issued in Lieu of Cash Distributions	357,427	345,736
Redeemed	(6,572)	(65,552)
Net Increase (Decrease) from Capital Share Transactions	392,774	326,639
Total Increase (Decrease)	437,023	1,019,384
Net Assets
Beginning of Period	9,445,248	8,425,864
End of Period	9,882,271	9,445,248
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$21.78	$20.16	$21.86	$25.69	$20.50
Investment Operations
Net Investment Income[1]	.630	.599	.620	.558	.484
Net Realized and Unrealized Gain (Loss) on Investments	.261	1.836	(1.476)	(3.493)	5.427
Total from Investment Operations	.891	2.435	(.856)	(2.935)	5.911
Distributions
Dividends from Net Investment Income	(.609)	(.618)	(.625)	(.528)	(.477)
Distributions from Realized Capital Gains	—	—	—	(.238)	(.034)
Return of Capital	(.202)	(.197)	(.219)	(.129)	(.210)
Total Distributions	(.811)	(.815)	(.844)	(.895)	(.721)
Net Asset Value, End of Period	$21.86	$21.78	$20.16	$21.86	$25.69
Total Return	4.22%	12.26%	-3.68%	-11.23%	28.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,882	$9,445	$8,426	$8,690	$9,542
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%[2]	0.08%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.80%	3.14%	2.47%	1.95%
Portfolio Turnover Rate	3%	4%	6%	5%[3]	6%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.

Real Estate II Index Fund
Notes to Financial Statements
Vanguard Real Estate II Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund is a wholly owned subsidiary of Vanguard Real Estate Index Fund (“Real Estate Index Fund”), and at January 31, 2026, the Real Estate Index Fund was the record and beneficial owner of 96.6% of the fund’s net assets. As part of the Real Estate Index Fund’s principal investment strategy, it attempts to replicate the benchmark index by investing all, or substantially all, of its assets—either directly or indirectly through the fund—in the stocks that make up the index.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended January 31, 2026, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. The portion of distributions that exceed a fund's current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

Real Estate II Index Fund
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Distributions received from investment securities are recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Each investment security reports annually the tax character of its distributions. Dividend income, capital gain distributions received, and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain, and return of capital reported by the REITs, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  Vanguard provides investment advisory services to the fund through its wholly owned subsidiary Vanguard Portfolio Management, LLC.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $228,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,828,815	—	—	9,828,815
Temporary Cash Investments	59,304	—	—	59,304
Total	9,888,119	—	—	9,888,119

Derivative Financial Instruments
Assets
Swap Contracts	—	257	—	257
Liabilities
Swap Contracts	—	(436)	—	(436)

Real Estate II Index Fund
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	—
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	1,569,502
Capital Loss Carryforwards	(145,048)
Qualified Late-Year Losses	—
Other Temporary Differences	19,165
Total	1,443,619
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	268,452	262,200
Long-Term Capital Gains	—	—
Return of Capital	88,975	83,536
Total	357,427	345,736
*	Includes short-term capital gains, if any.
As of January 31, 2026, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,318,617
Gross Unrealized Appreciation	2,597,478
Gross Unrealized Depreciation	(1,027,976)
Net Unrealized Appreciation (Depreciation)	1,569,502
F.  During the year ended January 31, 2026, the fund purchased $680,845,000 of investment securities and sold $330,408,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended January 31, 2026, such purchases were $14,135,000 and sales were $1,107,000, resulting in net realized loss of $100,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.  Capital shares issued and redeemed were:
	Year Ended January 31,
	2026 Shares (000)	2025 Shares (000)
Issued	1,947	2,234
Issued in Lieu of Cash Distributions	16,666	16,360
Redeemed	(303)	(2,889)
Net Increase (Decrease) in Shares Outstanding	18,310	15,705

Real Estate II Index Fund
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Specialized Funds and Vanguard Fixed Income Securities Funds and Shareholders of Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Real Estate Index Fund (one of the funds constituting Vanguard Specialized Funds) and Vanguard Real Estate II Index Fund (one of the funds constituting Vanguard Fixed Income Securities Funds) (hereafter collectively referred to as the "Funds") as of January 31, 2026, the related statements of operations for the year ended January 31, 2026, the statements of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2026 and each of the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 20, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2025.
Fund	($000)
Real Estate Index Fund	42,571
Real Estate II Index Fund	6,328
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Real Estate Index Fund	3,231
Real Estate II Index Fund	458
The following amounts, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as qualified business income under section 199A for calendar year 2025.
Fund	($000)
Real Estate Index Fund	1,764,430
Real Estate II Index Fund	262,124

Q1230 032026

Financial Statements
For the year ended January 31, 2026
Vanguard GNMA Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	14
Tax information	15

GNMA Fund
Financial Statements
Schedule of Investments
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (103.2%)
Conventional Mortgage-Backed Securities (96.9%)
[1,2]	Fannie Mae Pool	2.120%	5/1/2031	16,649	15,122
[1,2]	Fannie Mae Pool	2.250%	4/1/2033	21,701	19,082
[1,2]	Fannie Mae Pool	2.320%	4/1/2036	2,085	1,684
[1,2]	Fannie Mae Pool	2.690%	3/1/2037	6,089	5,215
[1,2]	Fannie Mae Pool	2.950%	6/1/2031	1,476	1,391
[1,2]	Fannie Mae Pool	2.960%	6/1/2031	1,720	1,627
[1,2]	Fannie Mae Pool	3.000%	6/1/2043	21,380	19,630
[1,2]	Fannie Mae Pool	3.010%	8/1/2034	1,635	1,475
[1,2]	Fannie Mae Pool	3.050%	7/1/2031	1,511	1,431
[1,2]	Fannie Mae Pool	3.240%	3/1/2028	4,452	4,397
[1,2]	Fannie Mae Pool	3.260%	12/1/2037	3,338	2,955
[1,2]	Fannie Mae Pool	3.410%	5/1/2032	3,278	3,111
[1,2]	Fannie Mae Pool	3.420%	4/1/2031	990	956
[1,2]	Fannie Mae Pool	3.460%	9/1/2029	4,655	4,585
[1,2]	Fannie Mae Pool	4.040%	11/1/2030–6/1/2037	78,380	78,106
[1,2]	Fannie Mae Pool	4.260%	3/1/2029	17,424	17,633
[1,2]	Fannie Mae Pool	4.370%	11/1/2030	9,665	9,776
[1,2]	Fannie Mae Pool	4.400%	7/1/2030	22,282	22,600
[1,2]	Fannie Mae Pool	4.570%	12/1/2035	2,518	2,514
[1,2,3]	Fannie Mae Pool	4.600%	2/1/2036	8,350	8,383
[1,2]	Fannie Mae Pool	4.625%	6/1/2028	13,490	13,694
[1,2,3]	Fannie Mae Pool	4.670%	2/1/2036	4,532	4,586
[1,2]	Fannie Mae Pool	4.690%	1/1/2036	6,050	6,050
[1,2]	Fannie Mae Pool	4.750%	4/1/2035	9,159	9,325
[1,2]	Fannie Mae Pool	4.780%	9/1/2035	5,095	5,179
[1,2]	Fannie Mae Pool	4.820%	4/1/2029	29,448	30,197
[1,2]	Fannie Mae Pool	4.950%	5/1/2035	6,620	6,839
[1,2]	Fannie Mae Pool	5.170%	2/1/2029	3,669	3,797
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/2043–1/1/2047	5,267	4,800
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/2047–8/1/2048	980	915
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/2030–4/1/2044	1,122	1,091
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/2034–11/1/2045	20,475	20,578
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/2038–4/1/2044	4,191	4,293
[1]	Ginnie Mae I Pool	2.500%	11/15/2042–12/15/2046	29,959	26,784
[1]	Ginnie Mae I Pool	3.000%	11/15/2026–3/15/2046	228,780	209,965
[1]	Ginnie Mae I Pool	3.250%	8/15/2042	5,186	4,835
[1]	Ginnie Mae I Pool	3.500%	7/15/2039–6/15/2048	194,313	182,886
[1]	Ginnie Mae I Pool	3.750%	7/15/2042	674	639
[1]	Ginnie Mae I Pool	3.875%	10/15/2040–6/15/2042	8,656	8,295
[1]	Ginnie Mae I Pool	4.000%	8/15/2033–7/15/2046	256,613	249,255
[1]	Ginnie Mae I Pool	4.500%	4/15/2033–4/15/2044	132,705	132,987
[1]	Ginnie Mae I Pool	5.000%	11/15/2032–7/15/2052	113,143	115,313
[1]	Ginnie Mae I Pool	5.500%	12/15/2028–9/15/2045	83,727	85,951
[1]	Ginnie Mae I Pool	6.000%	12/15/2027–3/15/2040	28,781	29,801
[1]	Ginnie Mae I Pool	6.500%	3/15/2026–7/15/2040	29,431	30,942
[1]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2036	2,585	2,646
[1]	Ginnie Mae I Pool	7.250%	1/15/2027	1	1
[1]	Ginnie Mae I Pool	7.500%	10/15/2031	1,241	1,283
[1]	Ginnie Mae I Pool	8.000%	8/15/2031	534	550
[1]	Ginnie Mae II Pool	1.500%	4/20/2044–4/20/2052	93,948	74,908
[1,4,5]	Ginnie Mae II Pool	2.000%	10/20/2043–2/15/2056	1,173,240	977,245
[1,4,5]	Ginnie Mae II Pool	2.500%	6/20/2037–2/15/2056	1,931,506	1,675,830
[1,5]	Ginnie Mae II Pool	3.000%	4/20/2031–2/15/2056	1,199,238	1,090,463
[1,6]	Ginnie Mae II Pool	3.500%	10/20/2040–11/20/2051	1,182,411	1,109,989
[1,4,5]	Ginnie Mae II Pool	4.000%	4/20/2039–2/15/2056	288,533	283,028
[1]	Ginnie Mae II Pool	4.500%	12/20/2032–11/20/2052	536,529	531,361
[1,5]	Ginnie Mae II Pool	5.000%	10/20/2032–3/15/2056	1,132,711	1,134,069
[1,5]	Ginnie Mae II Pool	5.500%	1/20/2034–3/15/2056	1,164,175	1,179,683
[1,5]	Ginnie Mae II Pool	6.000%	4/20/2028–3/15/2056	735,457	753,775
[1]	Ginnie Mae II Pool	6.500%	4/20/2037–3/20/2041	205	217
1

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2]	UMBS Pool	2.000%	11/1/2046–4/1/2052	2,662	2,182
[1,2,5]	UMBS Pool	3.000%	2/1/2026–2/25/2056	2,033	2,112
[1,2]	UMBS Pool	3.500%	2/1/2048–7/1/2051	56,093	53,068
[1,2]	UMBS Pool	4.000%	5/1/2046–6/1/2046	1,252	1,215
[1,2,5]	UMBS Pool	5.500%	8/1/2040–3/25/2056	230,180	233,987
[1,2,5]	UMBS Pool	6.000%	12/1/2052–3/25/2056	282,897	290,078
[1,2]	UMBS Pool	6.500%	2/1/2029–5/1/2040	492	524
					10,808,884
Nonconventional Mortgage-Backed Securities (6.3%)
[1,2,7]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.310%	8/1/2043	226	234
[1,2,7]	Fannie Mae Pool, RFUCCT1Y + 1.580%	6.330%	9/1/2044	1,429	1,477
[1,2]	Fannie Mae REMICS	1.500%	1/25/2051	4,918	2,882
[1,2]	Fannie Mae REMICS	2.000%	9/25/2042	1,876	1,778
[1,2]	Fannie Mae REMICS	2.500%	10/25/2042	1,887	1,815
[1,2]	Fannie Mae REMICS	3.000%	3/25/2047–7/25/2049	11,613	10,138
[1,2]	Fannie Mae REMICS	3.500%	7/25/2044–4/25/2059	53,285	46,141
[1,2]	Fannie Mae REMICS	4.500%	8/25/2048	1,547	1,501
[1,2]	Fannie Mae REMICS	5.500%	6/25/2051–3/25/2055	57,735	58,439
[1,2]	Fannie Mae REMICS	6.000%	10/25/2028–9/25/2032	638	659
[1,2,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.514%	6.264%	10/1/2044	398	408
[1,2,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	6.327%	10/1/2044	1,741	1,796
[1,2,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.617%	6.364%	9/1/2044	1,072	1,106
[1,2,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.219%	10/1/2044	1,432	1,476
[1,2,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.370%	9/1/2043–7/1/2044	960	993
[1,2,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.549%	4/1/2044	1,114	1,148
[1,2,7]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.639%	6.358%	8/1/2043	1,345	1,391
[1,2]	Freddie Mac REMICS	2.000%	4/15/2042	3,331	3,125
[1,2]	Freddie Mac REMICS	2.500%	3/25/2052	4,292	3,064
[1,2]	Freddie Mac REMICS	3.500%	8/15/2045–1/25/2046	13,486	12,388
[1,2]	Freddie Mac REMICS	4.000%	6/15/2054	3,432	2,875
[1,2]	Freddie Mac REMICS	5.000%	8/25/2052–3/25/2055	28,441	28,465
[1,2]	Freddie Mac REMICS	6.000%	4/15/2028–11/15/2032	1,625	1,674
[1]	Ginnie Mae REMICS	1.000%	8/20/2050–6/20/2051	20,398	15,682
[1]	Ginnie Mae REMICS	1.500%	11/20/2049–4/16/2050	15,389	12,763
[1]	Ginnie Mae REMICS	2.250%	3/16/2045–2/20/2052	8,449	7,731
[1]	Ginnie Mae REMICS	2.375%	4/20/2044	2,970	2,795
[1]	Ginnie Mae REMICS	2.500%	12/16/2039–2/20/2052	119,702	106,797
[1]	Ginnie Mae REMICS	2.650%	11/17/2048	1,282	1,243
[1]	Ginnie Mae REMICS	3.000%	6/20/2039–5/20/2052	174,544	152,305
[1]	Ginnie Mae REMICS	3.000%	7/20/2043	2,389	2,213
[1]	Ginnie Mae REMICS	3.250%	8/20/2044–2/20/2049	11,081	9,306
[1]	Ginnie Mae REMICS	3.500%	9/20/2044–2/20/2049	43,786	39,386
[1]	Ginnie Mae REMICS	3.699%	10/20/2048	8,197	7,442
[1]	Ginnie Mae REMICS	3.750%	12/16/2039	2,495	2,314
[1]	Ginnie Mae REMICS	4.000%	1/20/2045–2/20/2054	66,663	62,801
[1]	Ginnie Mae REMICS	4.500%	6/20/2039	1,058	1,059
[1]	Ginnie Mae REMICS	5.000%	6/16/2037–12/20/2054	96,633	94,663
[1,7]	Ginnie Mae REMICS, TSFR1M + 0.314%	3.990%	2/20/2037	853	842
					704,315
Total U.S. Government and Agency Obligations (Cost $12,226,852)					11,513,199
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/2057	8,823	6,810
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/2058	9,279	7,089
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/2058	12,782	9,824
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	41,814	37,373
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	11,915	9,244
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/2059	45,392	37,346
[1,3,5]	Hilltop Apartments Phase II LP	4.470%	2/1/2036	3,035	3,006
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $139,494)					110,692
2

GNMA Fund
		Coupon		Shares	Market Value• ($000)
Temporary Cash Investments (2.1%)
Money Market Fund (0.2%)
[8]	Vanguard Market Liquidity Fund	3.704%		266,015	26,601
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.9%)
	Bank of America Securities, LLC (Dated 1/30/2026, Repurchase Value $10,003, collateralized by U.S. Government Agency Obligations 2.000%–5.000%, 2/1/2034–1/15/2061, with a value of $10,200)	3.670%	2/2/2026	10,000	10,000
	Bank of America Securities, LLC (Dated 1/30/2026, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 3/31/2026–11/15/2050, with a value of $10,200)	3.670%	2/2/2026	10,000	10,000
	Bank of America Securities, LLC (Dated 1/30/2026, Repurchase Value $20,006, collateralized by U.S. Government Agency Obligations 5.500%, 12/1/2055, with a value of $20,400)	3.680%	2/2/2026	20,000	20,000
	Bank of Nova Scotia (Dated 1/30/2026, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 0.500%–4.625%, 2/15/2026–5/15/2035, with a value of $10,203)	3.660%	2/2/2026	10,000	10,000
	Barclays Capital Inc. (Dated 1/30/2026, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 2.875%, 4/30/2029, with a value of $10,200)	3.660%	2/2/2026	10,000	10,000
	Citigroup Global Markets Inc. (Dated 1/30/2026, Repurchase Value $38,512, collateralized by U.S. Treasury Obligations 3.750%, 4/30/2027, with a value of $39,270)	3.660%	2/2/2026	38,500	38,500
	Credit Agricole Securities (Dated 1/30/2026, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 0.000%–1.875%, 4/9/2026–2/15/2032, with a value of $10,200)	3.660%	2/2/2026	10,000	10,000
	HSBC Bank USA (Dated 1/30/2026, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 0.000%, 12/24/2026, with a value of $10,200)	3.670%	2/2/2026	10,000	10,000
	HSBC Bank USA (Dated 1/30/2026, Repurchase Value $10,203, collateralized by U.S. Government Agency Obligations 6.500%, 6/1/2055, with a value of $10,404)	3.680%	2/2/2026	10,200	10,200
	JP Morgan Securities, LLC (Dated 1/30/2026, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 0.000%, 12/24/2026, with a value of $10,200)	3.660%	2/2/2026	10,000	10,000
	Natixis SA (Dated 1/30/2026, Repurchase Value $10,903, collateralized by U.S. Treasury Obligations 1.125%–4.125%, 2/28/2027–7/15/2035, with a value of $11,118)	3.660%	2/2/2026	10,900	10,900
	Nomura International plc (Dated 1/30/2026, Repurchase Value $20,006, collateralized by U.S. Treasury Obligations 0.375%–3.875%, 7/31/2027–4/30/2030, with a value of $20,400)	3.660%	2/2/2026	20,000	20,000
	Societe Generale (Dated 1/30/2026, Repurchase Value $10,003, collateralized by U.S. Treasury Obligations 5.000%, 5/15/2045, with a value of $10,200)	3.660%	2/2/2026	10,000	10,000
	TD Securities (USA) LLC (Dated 1/30/2026, Repurchase Value $13,804, collateralized by U.S. Government Agency Obligations 5.500%–6.500%, 6/20/2054–1/20/2055, with a value of $14,076)	3.670%	2/2/2026	13,800	13,800
	Wells Fargo & Co. (Dated 1/30/2026, Repurchase Value $12,304, collateralized by U.S. Government Agency Obligations 5.500%, 11/1/2055, with a value of $12,546)	3.670%	2/2/2026	12,300	12,300
					205,700
Total Temporary Cash Investments (Cost $232,297)					232,301
Total Investments (106.3%) (Cost $12,598,643)					11,856,192
Conventional Mortgage-Backed Securities—Liability for Sale Commitments (-6.3%)
[1,2,5]	UMBS Pool	2.500%	7/1/2027–3/25/2056	(370,137)	(313,803)
[1,2,5]	UMBS Pool	4.500%	12/1/2040–3/25/2056	(165,848)	(162,273)
3

GNMA Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,5]	UMBS Pool	5.000%	9/1/2035–3/25/2056	(223,462)	(223,125)
Total Conventional Mortgage-Backed Securities—Liability for Sale Commitments (Proceeds $699,047)					(699,201)
Other Assets and Liabilities—Net (0.0%)					3,842
Net Assets (100%)					11,160,833
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security value determined using significant unobservable inputs.
4	Securities with a value of $1,857 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2026.
6	Securities with a value of $4,535 have been segregated as initial margin for open futures contracts.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2026	1,051	219,125	(445)
10-Year U.S. Treasury Note	March 2026	428	47,862	(325)
Long U.S. Treasury Bond	March 2026	457	52,612	128
Ultra 10-Year U.S. Treasury Note	March 2026	72	8,219	(120)
Ultra Long U.S. Treasury Bond	March 2026	86	10,100	(277)
				(1,039)

Short Futures Contracts
5-Year U.S. Treasury Note	March 2026	(477)	(51,959)	391
				(648)
See accompanying Notes, which are an integral part of the Financial Statements.
4

GNMA Fund
Statement of Assets and Liabilities
As of January 31, 2026

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $12,572,046)	11,829,591
Affiliated Issuers (Cost $26,597)	26,601
Total Investments in Securities	11,856,192
Investment in Vanguard	265
Receivables for Investment Securities Sold	5,523,663
Receivables for Accrued Income	34,584
Receivables for Capital Shares Issued	3,090
Other Assets	615
Total Assets	17,418,409
Liabilities
Due to Custodian	456
Liability for Sale Commitments, at Value (Proceeds $699,047)	699,201
Payables for Investment Securities Purchased	5,541,219
Payables for Capital Shares Redeemed	8,903
Payables for Distributions	6,864
Payables to Investment Advisor	330
Payables to Vanguard	575
Variation Margin Payable—Futures Contracts	28
Total Liabilities	6,257,576
Net Assets	11,160,833
At January 31, 2026, net assets consisted of:

Paid-in Capital	13,404,112
Total Distributable Earnings (Loss)	(2,243,279)
Net Assets	11,160,833

Investor Shares—Net Assets
Applicable to 207,792,208 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,972,171
Net Asset Value Per Share—Investor Shares	$9.49

Admiral™ Shares—Net Assets
Applicable to 968,078,892 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,188,662
Net Asset Value Per Share—Admiral Shares	$9.49
See accompanying Notes, which are an integral part of the Financial Statements.
5

GNMA Fund
Statement of Operations

Year Ended January 31, 2026
($000)
Investment Income
Income
Interest[1]	448,155
Total Income	448,155
Expenses
Investment Advisory Fees—Note B	1,344
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,431
Management and Administrative—Admiral Shares	8,300
Marketing and Distribution—Investor Shares	103
Marketing and Distribution—Admiral Shares	445
Custodian Fees	337
Auditing Fees	35
Shareholders’ Reports and Proxy Fees—Investor Shares	50
Shareholders’ Reports and Proxy Fees—Admiral Shares	95
Trustees’ Fees and Expenses	7
Other Expenses	19
Total Expenses	15,166
Net Investment Income	432,989
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(273,343)
Futures Contracts	(3,085)
Realized Net Gain (Loss)	(276,428)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	732,460
Futures Contracts	(5,384)
Change in Unrealized Appreciation (Depreciation)	727,076
Net Increase (Decrease) in Net Assets Resulting from Operations	883,637
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,092, less than $1, and $2, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($221,522) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
6

GNMA Fund
Statement of Changes in Net Assets

	Year Ended January 31,
	2026 ($000)	2025 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	432,989	534,563
Realized Net Gain (Loss)	(276,428)	(89,333)
Change in Unrealized Appreciation (Depreciation)	727,076	(119,931)
Net Increase (Decrease) in Net Assets Resulting from Operations	883,637	325,299
Distributions
Investor Shares	(86,503)	(178,710)
Admiral Shares	(346,427)	(355,543)
Total Distributions	(432,930)	(534,253)
Capital Share Transactions
Investor Shares	(3,039,249)	(184,750)
Admiral Shares	(272,483)	(975,116)
Net Increase (Decrease) from Capital Share Transactions	(3,311,732)	(1,159,866)
Total Increase (Decrease)	(2,861,025)	(1,368,820)
Net Assets
Beginning of Period	14,021,858	15,390,678
End of Period	11,160,833	14,021,858
See accompanying Notes, which are an integral part of the Financial Statements.
7

GNMA Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.15	$9.28	$9.44	$10.41	$10.73
Investment Operations
Net Investment Income[1]	.346	.329	.304	.230	.085
Net Realized and Unrealized Gain (Loss) on Investments	.338	(.130)	(.160)	(.969)	(.321)
Total from Investment Operations	.684	.199	.144	(.739)	(.236)
Distributions
Dividends from Net Investment Income	(.344)	(.329)	(.304)	(.231)	(.084)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.344)	(.329)	(.304)	(.231)	(.084)
Net Asset Value, End of Period	$9.49	$9.15	$9.28	$9.44	$10.41
Total Return[2]	7.59%	2.19%	1.62%	-7.09%	-2.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,972	$4,900	$5,157	$5,270	$6,711
Ratio of Total Expenses to Average Net Assets	0.21%	0.21%	0.21%[3]	0.21%[3]	0.21%
Ratio of Net Investment Income to Average Net Assets	3.71%	3.57%	3.33%	2.40%	0.80%
Portfolio Turnover Rate[4]	415%[5]	388%	305%	478%	800%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.21%.
4	Includes 272%, 259%, 180%, 206%, and 298%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
8

GNMA Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended January 31,
	2026	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$9.15	$9.28	$9.44	$10.41	$10.73
Investment Operations
Net Investment Income[1]	.353	.338	.313	.239	.098
Net Realized and Unrealized Gain (Loss) on Investments	.340	(.130)	(.160)	(.969)	(.323)
Total from Investment Operations	.693	.208	.153	(.730)	(.225)
Distributions
Dividends from Net Investment Income	(.353)	(.338)	(.313)	(.240)	(.095)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.353)	(.338)	(.313)	(.240)	(.095)
Net Asset Value, End of Period	$9.49	$9.15	$9.28	$9.44	$10.41
Total Return[2]	7.69%	2.28%	1.73%	-7.00%	-2.11%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,189	$9,122	$10,233	$11,685	$15,587
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.11%[3]	0.11%[3]	0.11%
Ratio of Net Investment Income to Average Net Assets	3.78%	3.67%	3.42%	2.49%	0.92%
Portfolio Turnover Rate[4]	415%[5]	388%	305%	478%	800%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.11%.
4	Includes 272%, 259%, 180%, 206%, and 298%, respectively, attributable to mortgage-dollar-roll activity.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.
See accompanying Notes, which are an integral part of the Financial Statements.
9

GNMA Fund
Notes to Financial Statements
Vanguard GNMA Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At January 31, 2026, counterparties had deposited in segregated accounts securities with a value of $1,505,000 and cash of $940,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
10

GNMA Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended January 31, 2026, the fund’s average investments in long and short futures contracts represented 3% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
7. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended January 31, 2026, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the year ended January 31, 2026, the investment advisory fee represented an effective annual basic rate of 0.01% of the fund’s average net assets.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At January 31, 2026, the fund had contributed to Vanguard capital in the amount of $265,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
11

GNMA Fund
The following table summarizes the market value of the fund's investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	11,500,230	12,969	11,513,199
Asset-Backed/Commercial Mortgage-Backed Securities	—	107,686	3,006	110,692
Temporary Cash Investments	26,601	205,700	—	232,301
Total	26,601	11,813,616	15,975	11,856,192
Liabilities
Conventional Mortgage-Backed Securities—Liability for Sale Commitments	—	(699,201)	—	(699,201)

Derivative Financial Instruments
Assets
Futures Contracts[1]	519	—	—	519
Liabilities
Futures Contracts[1]	(1,167)	—	—	(1,167)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:	Amount ($000)
Paid-in Capital	(221,522)
Total Distributable Earnings (Loss)	221,522
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	13,163
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(756,783)
Capital Loss Carryforwards	(1,492,795)
Qualified Late-Year Losses	—
Other Temporary Differences	(6,864)
Total	(2,243,279)
The tax character of distributions paid was as follows:
	Year Ended January 31,
	2026 Amount ($000)	2025 Amount ($000)
Ordinary Income*	432,930	534,253
Long-Term Capital Gains	—	—
Total	432,930	534,253
*	Includes short-term capital gains, if any.
12

GNMA Fund
As of January 31, 2026, gross unrealized appreciation and depreciation for investments, derivatives, and sale commitments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	12,612,821
Gross Unrealized Appreciation	63,778
Gross Unrealized Depreciation	(820,561)
Net Unrealized Appreciation (Depreciation)	(756,783)
F.  During the year ended January 31, 2026, the fund purchased $46,695,076,000 of investment securities and sold $47,280,495,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $0 and $2,719,110,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Year Ended January 31,
	2026		2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	244,160	26,217	125,524	13,659
Issued in Lieu of Cash Distributions	76,251	8,146	171,386	18,668
Redeemed	(3,359,660)	(362,320)	(481,660)	(52,403)
Net Increase (Decrease)—Investor Shares	(3,039,249)	(327,957)	(184,750)	(20,076)
Admiral Shares
Issued	1,050,354	112,391	902,929	98,305
Issued in Lieu of Cash Distributions	267,386	28,544	272,470	29,677
Redeemed	(1,590,223)	(170,123)	(2,150,515)	(233,651)
Net Increase (Decrease)—Admiral Shares	(272,483)	(29,188)	(975,116)	(105,669)
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
13

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Fixed Income Securities Funds and Shareholders of Vanguard GNMA Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard GNMA Fund (one of the funds constituting Vanguard Fixed Income Securities Funds, referred to hereafter as the "Fund") as of January 31, 2026, the related statement of operations for the year ended January 31, 2026, the statement of changes in net assets for each of the two years in the period ended January 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended January 31, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended January 31, 2026 and the financial highlights for each of the five years in the period ended January 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
March 20, 2026
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
14

Tax information (unaudited)
The fund hereby designates for the fiscal year $2,040,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 98.2%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q360 032026
15

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements - Real Estate Index Fund and Real Estate II Index Fund

A majority of independent trustees of the board of Vanguard Real Estate Index Fund and Vanguard Real Estate II Index Fund (Trustees) have approved a restructuring of each fund’s management structure whereby the Vanguard Group, Inc. (Vanguard) will now provide investment advisory services to the funds through its subsidiary, Vanguard Portfolio Management LLC (VPM). The trustees determined that approving the advisory arrangements was in the best interests of each fund and its shareholders.

The Trustees based their decisions upon an evaluation of VPM’s investment staff, portfolio management process, and performance. This evaluation included information provided by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Trustees considered the factors discussed below, among others. However, no single factor determined whether to approve the arrangement. Rather, it was the totality of the circumstances that drove the Trustee’s decisions.

Nature, extent, and quality of services

The Trustees considered the quality of the investment management services to be provided to the funds and took into account the organizational depth and stability of Vanguard and VPM. The Trustees considered that Vanguard has been managing investments for more than four decades. The Strategic Equity Index Management team (SE), now within VPM, adheres to the same sound, disciplined investment management process and has considerable experience, stability and depth. In its management of other Vanguard passive and active equity funds and portfolios, the team has a track record of consistent performance as a result of its disciplined investment processes. SE has specific expertise and experience managing U.S. style-box, sector, and smart-beta index strategies, effectively navigating index reconstitutions and mitigating transactions costs to deliver tight tracking error while opportunistically seeking to add excess returns through sophisticated trading strategies and superior access to corporate actions.

The Trustees concluded that VPM’s experience, stability, depth, and performance, among other factors, warranted approval of the advisory arrangements.

Investment performance

The Trustees determined that VPM’s SE, in its management of Vanguard funds, including the funds, has a track record of consistent performance and disciplined investment processes.

Cost

The Trustees concluded that each fund’s expense ratio will remain below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses will also continue to be below the peer-group average.

The Trustees do not conduct a profitability analysis of Vanguard in providing investment advisory services through VPM because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The Trustees concluded that each fund’s arrangement with Vanguard, and services rendered through VPM, ensure that each fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The Trustees will consider whether to renew the advisory arrangements after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant's Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITES FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: March 24, 2026

FIXED INCOME SECURITES FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: March 24, 2026

* By:	/s/ Natalie Lamarque

Natalie Lamarque, pursuant to a Power of Attorney filed on December 19, 2025 (see File Number 33-49023); and to a Power of Attorney filed on February 27, 2026 (see File Number 333-177613), Incorporated by Reference.